UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ];            Amendment Number: ___
       This Amendment (Check only one): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hillman Capital Management, Inc.
            7501 Wisconsin Avenue
            Suite 1100 E
            Bethesda, MD 20814

Form 13F File Number:   028-11091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark A. Hillman
Title:      President
Phone:      240-744-4510

Signature, Place, and Date of Signing:


     /s/ Mark A. Hillman         Bethesda, Maryland           May 13, 2009
     ----------------------      ----------------------       -----------------
     [Signature]                 [City, State]                [Date]

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      47
                                                  -----------------------

Form 13F Information Table Value Total:              $ 258,998 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

      COLUMN 1            COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8
---------------------  --------------   ---------  ---------  -------------------  ----------   --------   -------------------------
                                                     VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS   SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO COM                COMMON         88579Y101      618       12,434  SH           SOLE                  7,134              5,300
A T & T INC (NEW)        COMMON         00206R102   13,092      519,515  SH           SOLE                268,663            250,852
ADOBE SYS INC COM        COMMON         00724F101   12,916      603,826  SH           SOLE                336,118            267,708
AETNA INC NEW COM        COMMON         00817Y108   11,030      453,362  SH           SOLE                249,471            203,891
ALLSTATE CORP COM        COMMON         020002101      671       35,020  SH           SOLE                 20,320             14,700
AMERICAN ELECTRIC POW    COMMON         025537101      575       22,745  SH           SOLE                 13,645              9,100
AMERICAN EXPRESS CO      COMMON         025816109      601       44,095  SH           SOLE                 27,195             16,900
AMGEN INC COM            COMMON         031162100      612       12,362  SH           SOLE                  7,462              4,900
BLACK & DECKER CORP C    COMMON         091797100      772       24,453  SH           SOLE                 14,653              9,800
BOEING CO COM            COMMON         097023105   11,036      310,163  SH           SOLE                166,311            143,852
BRINKER INTL INC COM     COMMON         109641100      852       56,455  SH           SOLE                 31,655             24,800
CISCO SYS INC COM        COMMON         17275R102      641       38,236  SH           SOLE                 22,936             15,300
CLOROX CO COM            COMMON         189054109      641       12,458  SH           SOLE                  7,358              5,100
CORNING INC COM          COMMON         219350105   12,794      964,138  SH           SOLE                535,262            428,876
DISNEY WALT PRODTNS      COMMON         254687106      629       34,613  SH           SOLE                 20,613             14,000
DU PONT E I DE NEMOUR    COMMON         263534109   10,704      479,341  SH           SOLE                285,425            193,916
EXXON MOBIL CORP COM     COMMON         30231G102   11,897      174,696  SH           SOLE                 98,227             76,469
FEDEX CORP COM           COMMON         31428X106      713       16,028  SH           SOLE                  9,617              6,411
GENERAL ELEC CO          COMMON         369604103   11,632    1,150,559  SH           SOLE                744,843            405,716
GOLDMAN SACHS GROUP I    COMMON         38141G104   13,355      125,964  SH           SOLE                 70,439             55,525
GOODRICH CORP COM        COMMON         382388106   13,518      356,759  SH           SOLE                188,787            167,972
GOOGLE INC CL A          COMMON         38259P508      679        1,950  SH           SOLE                  1,150                800
HARLEY DAVIDSON INC C    COMMON         412822108      790       58,983  SH           SOLE                 36,983             22,000
HEWLETT PACKARD CO CO    COMMON         428236103   12,707      396,356  SH           SOLE                220,216            176,140
HONEYWELL INTL INC CO    COMMON         438516106      671       24,081  SH           SOLE                 14,281              9,800
HOST HOTELS & RESORTS    COMMON         44107P104   10,597    2,703,298  SH           SOLE              1,437,428          1,265,870
I B M                    COMMON         459200101      733        7,570  SH           SOLE                  4,470              3,100
INGERSOLL-RAND COMPAN    COMMON         G4776G101    8,618      624,478  SH           SOLE                367,933            256,545
JOHNSON & JOHNSON        COMMON         478160104      665       12,647  SH           SOLE                  7,347              5,300
JP MORGAN CHASE & CO     COMMON         46625H100   13,458      506,310  SH           SOLE                289,074            217,236
MCCORMICK & CO INC CO    COMMON         579780206   12,766      431,737  SH           SOLE                241,211            190,526
MERCK & CO INC           COMMON         589331107      694       25,952  SH           SOLE                 15,952             10,000
MICROSOFT                COMMON         594918104   12,877      700,962  SH           SOLE                375,893            325,069
ORACLE SYS CORP          COMMON         68389X105      734       40,611  SH           SOLE                 25,011             15,600
PFIZER INC               COMMON         717081103   12,262      900,323  SH           SOLE                505,040            395,283
PUTNAM PREMIER INCOME    MUTUAL         746853100       43       10,116  SH           SOLE                 10,116                  0
STARBUCKS CORP COM       COMMON         855244109   13,833    1,245,075  SH           SOLE                691,048            554,027
SYSCO CORP COM           COMMON         871829107      670       29,373  SH           SOLE                 17,073             12,300
TARGET CORP COM          COMMON         87612E106      716       20,822  SH           SOLE                 12,122              8,700
TEXAS INSTRS INC COM     COMMON         882508104      671       40,667  SH           SOLE                 24,067             16,600
TIME WARNER INC COM      COMMON         887317303      466       24,125  SH           SOLE                 14,925              9,200
TRANSOCEAN LTD ZUG NA    COMMON         H8817H100   10,354      175,965  SH           SOLE                 98,923             77,042
VAN KAMPEN MUN TR SH     MUTUAL         920919107      164       14,946  SH           SOLE                 14,946                  0
VERIZON COMMUNICATION    COMMON         92343V104   12,587      416,789  SH           SOLE                228,403            188,386
WAL MART STORES INC      COMMON         931142103      633       12,144  SH           SOLE                  6,844              5,300
WESTERN UN CO COM        COMMON         959802109      716       56,962  SH           SOLE                 34,262             22,700
YAHOO INC COM            COMMON         984332106      597       46,587  SH           SOLE                 27,887             18,700